Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
9.	LEASES

Right-of-Use Assets

The Company leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total

Cost
Balance at January 1, 2023	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Additions	-	38,943	70,914	587,245	697,102
Reduction	(36,907)	(312,790)	-	-	(349,697)
Effects of currency translation	1,110	4,939	4,193	42,192	52,434
Balance at December 31, 2023	$28,429	$94,062	$169,115	$1,664,637	$1,956,243
Additions	-	37,115	-	36,358	73,473
Deletions	-	(8,056)	(12,686)	-	(20,742)
Effects of currency translation	(1,635)	(6,466)	(9,265)	(96,894)	(114,260)
Balance at December 31, 2024	$26,794	$116,655	$147,164	$1,604,101	$1,894,714

Accumulated amortization
Balance at January 1, 2023	$20,707	$77,838	$22,109	$258,055	$378,709
Depreciation	4,684	17,015	50,925	223,776	296,400
Reduction	(8,000)	(58,776)	-	-	(66,776)
Effects of currency translation	536	1,408	1,690	12,106	15,740
Balance at December 31, 2023	$17,927	$37,485	$74,724	$493,937	$624,073
Depreciation	10,089	21,460	49,128	230,350	311,027
Deletions	-	-	(9,866)	-	(9,866)
Effects of currency translation	(1,264)	(2,650)	(5,071)	(33,066)	(42,051)
Balance at December 31, 2024	$26,752	$56,295	$108,915	$691,221	$883,183

Net book value
December 31, 2023	10,502	56,577	94,391	1,170,700	1,332,170
December 31, 2024	$42	$60,360	$38,249	$912,880	$1,011,531

As of December 31, 2024 and 2023, management assessed that there were no events or changes in circumstances that would require impairment testing of our right of use assets.

The carrying amount of the right-of-use assets is amortized on a straight-line basis over the life of the leases, which at December 31, 2024, had an average expected life of 4.36 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment, vehicle and office space. The present value of future lease payments were measured using an weighted average incremental borrowing rate of 9.79% per annum as of December 31, 2024.

Total
Balance as at January 1, 2023	$1,244,472
Additions	697,103
Interest expenses	147,107
Lease payments	(399,416)
Reduction	(274,790)
Effects of currency translation	39,710
Balance as at December 31, 2023	$1,454,186
Additions	73,330
Deletion	(12,651)
Interest expenses	127,279
Lease payments	(422,534)
Effects of currency translation	(73,483)
Balance as at December 31, 2024	$1,146,127

Lease liabilities	December 31, 2024
Current portion	$280,145
Long-term portion	865,982
Total lease liabilities	$1,146,127

At December 31, 2024, the Company is committed to minimum lease payments as follows:

Maturity analysis	December 31, 2024
Less than one year	$380,353
One to two years	353,760
Two to three years	243,591
Three to four years	225,977
Four to five years	110,391
More than five years	105,658
Total undiscounted lease liabilities	$1,419,730
Amount representing implicit interest	(273,603)
Lease obligations	$1,146,127